SELECTED STATEMENTS OF OPERATIONS DATA (Schedule of General and Administrative Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Financial Expenses Net [Abstract]
Professional services	$ 1,390	$ 1,209	$ 1,489
Payroll and related expenses	815	877	780
D&O insurance	263	394	653
Rent and office maintenance	146	191	249
Share-based compensation expense	230	731	1,104
Other expenses	124	147	172
Total General and administrative expenses	$ 2,968	$ 3,549	$ 4,447